Allianz Life Insurance Company of North America

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com

CORRESPONDENCE FILING
March 17, 2023

Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review
Office 100 F Street NE
Washington, DC 20549-8626
Re:	Initial Filing on Form S-1, Submitted December 15, 2022, File No. 333-268820 (Index Advantage+SM Income)
Mr. Cowan:
We received comments from you on February 14, 2023, with respect to Registrants’ above-referenced initial Registration Statement on Form S-1 (the “Initial Registration Statement”), submitted on December 15, 2022. This correspondence responds to your comments. We will make conforming changes to the prospectus in both the Form S-1 and Form N-4 Registration Statements, and to other products. A courtesy copy of this correspondence, along with a blackline showing the proposed prospectus changes, will be forwarded to you by email.
February 14, 2023 PROSPECTUS COMMENTS
I. PROSPECTUS
1.
General Note:  We had a hard time following what was adjusted dollar for dollar and what was adjusted proportionately. Please consider including some sort of disclosure (e.g., a chart or bullet points) somewhere in the prospectus that clearly sets this out.

Response:  We note that the various effects of additional Purchase Payments and withdrawals on the various values in the Contract are disclosed throughout the prospectus in the context of describing such values. Because the effects of various transactions on the different values are context-dependent, we submit that adding additional disclosure (e.g., a chart or bullet points) divorced from such context would not aid investor understanding and could cause confusion. We also submit that the existing disclosure regarding the effects of additional Purchase Payments and withdrawals on such values, throughout the prospectus, is adequate.
COVER PAGE (Pages 1-2)
2.
In the Index Options bullet point on page 1 of the prospectus, please revise to specify the maximum loss with each type of downside protection, and, if space allows, consider using separate bullet points.

Response:  Revised as requested.
3.
In the paragraph following the AZL Government Money Market bullet on page 1, please add the following language: “These Buffers, Floors, and minimum Trigger Rates, Caps, and Participation Rate for each Index Option, respectively, will not change for life of the Contract.”

Response:  Revised as requested.
4.	In the last paragraph at the bottom of page 1, please specify the maximum loss resulting from application of Daily Adjustment. Please also add "Income Payments or" as follows:
Before the end of an Index Option’s Term, if you take any type of withdrawal, execute the Performance Lock feature, begin Income Payments or Annuity Payments, or if we pay a death benefit or deduct a fee or expense, we base the transaction on the interim value of your Index Option investment, which includes the Daily Adjustment.
Response:  Revised as requested
5.	In the last paragraph on page 1, please revise the following sentence as indicated:
If you ~~select~~ have ~~multiple multi-year Term~~ Index Options with different Term End Dates, there may be no time that any such transaction can be performed without the application of at least one Daily Adjustment.
Response:  Revised as requested.
6.	In the second paragraph of page 2, please consider placing the following text in bold and revise as indicated:
As such, withdrawals to pay financial adviser fees will be subject to withdrawal charges and, if withdrawn on a day other than a Term End Date, we apply the Daily Adjustment (which can be negative) to the Contract Value before deducting the withdrawal. Withdrawals will reduce the Contract Value, Cash Value, Guaranteed Death Benefit Value, and Income Payments (perhaps significantly), and may be subject to federal and state income taxes (including a 10% additional federal tax).
Response:  Revised as requested.
7.
In the second paragraph on page 2, please consider moving the following sentence somewhere else where you discuss withdrawal charges generally as it seems a bit of place:  “A six-year withdrawal charge period applies to the intial and any additional Purchase Payment.”

Response:  Revised as requested.
8.	Please also consider adding disclosure regarding the effect of proportionate adjustments made to Contract Value when withdrawals and other transactions occur.
Response:  Contract Value is not adjusted proportionately but dollar-for-dollar for withdrawals or other transactions, as explained under Glossary – Contract Value, and elsewhere in the prospectus.

9.	Please consider adding “obligations and” to the following sentence in the middle of page 2:
All obligations and guarantees under the Contract, including index-linked returns (Performance Credits), are the obligations of Allianz Life and are subject to our claims-paying ability and financial strength.
Response:  Revised as requested.
GLOSSARY (Pages 6-9)
10.
In the definition of Cash Value on page 6, “liquidation” is used to describe a “full withdrawal,” but later in the prospectus the term "surrender" is used to describe a "full withdrawal." Please reconcile the terminology throughout the disclosure.

Response:  Revised as requested to use the term “surrender” consistently in lieu of “liquidation” throughout the prospectus.
11.
In the definition of Contract Value on page 6, please reconcile the disclosure stating withdrawals reduce Contract Value dollar for dollar, with the definition of Index Option Value, which states this value reflects proportionate reduction for previous partial withdrawals.

Response: Both disclosures are correct. Withdrawals reduce Contract Value dollar for dollar, and such withdrawals are taken proportionately from each Index Option (and AZL Government Money Market Fund, if applicable).
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (Pages 14-18)
12.
RISKS – Risks Associated with Investment Options on page 16. The fact that Indexes could be substituted and those consequences should be included here. This should also cover Index Option "closures" as well.

Response: We note that the disclosure in the Key Information Table is prescribed by Form N-4, Item 2. Key Information, Instruction 3(c), and the existing disclosure complies with this requirement. General Instruction C.3(b) prohibits adding additional information in Item 2 not required by Item 2. We note that the risks associated with substitutions of an index and limitations on further investments are disclosed in the RISK FACTORS section, which is responsive to Form N-4, Item 5.
13.
RESTRICTIONS – Investments on page 17. In the last bullet point, please clarify if the reservation of the right to close Index Options is the same as discontinuing the acceptance of new allocations into a specific Index Option, which is discussed infra in the Risk Factors section "Substitution of an Index and Limitation on Further Investments." If not, please add an additional risk factor to address this issue. In addition, please add “either on a Term Start Date or during a Term” to the end of the second sentence in the last bullet point.

Response:  We confirm that “the right to close Index Options” is the same as discontinuing the acceptance of new allocations into a specific Index Option, and this disclosure will be revised as follows:

We reserve the right to close or substitute the AZL Government Money Market Fund. We also reserve the right to ~~close Index Options and substitute Indexes~~ discontinue accepting new allocations into specific Index Options and to substitute Indexes either on a Term Start Date or during a Term. We also reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis.
OVERVIEW OF THE CONTRACT (Pages 19-22)
What is the Purpose of the Contract? (Page 19)
14.	Referring to the last sentence of the second paragraph on page 19, please consider including similar disclosure on the cover page.
Response: Revised as requested.
What are the Contract’s Primary Features? (Pages 21-22)
15.
Accessing Your Money bullet point on page 21. The first sentence has “you can surrender (take a full withdrawal)”. Please see comment 10 regarding reconciling “liquidation” and “surrender” terminology.

Response: As indicated in response to comment 10, we will use the term “surrender” consistently in lieu of “liquidation” throughout the prospectus.
16.	Income Benefit bullet on page 22. Please add “, if you qualify,” to the second to last sentence, as follows:
The Income Benefit also includes the Income Multiplier Benefit for no additional charge, which, if you qualify, can increase the annual maximum Income Payment after the required wait period to help pay for care if you should need it.
Response: Revised as requested.
17.
Income Benefit bullet on page 22. Please clarify in this bullet and elsewhere that Income Payments, amounts withdrawn under free withdrawal privilege, and deduction of financial advisor fees are subject to Daily Adjustment if taken before an Index Option’s Term End Date.

Also, because the Daily Adjustment now applies to withdrawals taken during the Income Period, please clarify what happens each time an Income Payment is made. Also, as the Daily Adjustment during the Income Period can't be negative, please clarify what happens with a positive Daily Adjustment.
Response: Revised as requested. We note that when Daily Adjustment is positive, Index Option Value(s) for the Index Protection Strategy with Trigger and Index Protection Strategy with Cap will increase. The Daily Adjustment does not impact the Income Payment; it can only increase the value from which we deduct the payment.
18.	Withdrawal Charge Waivers bullet on page 22. Please revise the fourth sentence as follows:

In most states (see Appendix E), the waiver of withdrawal charge benefit allows you to take a withdrawal after the first Contract Year without incurring a withdrawal charge if you are confined for care in an eligible facility for at least 90 days in a 120-day period, or are unable to perform at least two activities of daily living.
Response:  Revised as requested.
RISK FACTORS (Pages 24-34)
Liquidity Risk (Pages 24-25)
19.	Please revise the fourth sentence in the third paragraph on page 25 to add “Income Payments” as follows:
Any assets removed from an Index Option during the Term for withdrawals you take (including Income Payments and other Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Performance Credit on the Term End Date.
We note that later disclosure indicates a Performance Lock will apply to an Index Option if the Income Benefit Date is not also a Term End Date.
Response:  Revised as requested.
20.
In the last paragraph prior to INCOME BENEFIT RISK on page 25, please confirm that the second sentence is intended to mean that you can do a Performance Lock and Early Reallocation for all Terms, including 1-year Terms, subject to the restriction noted. Otherwise, please clarify the disclosure because if you are in a 1-year Term Index Option, a Performance Lock does not allow you to transfer assets before the Term End Date, unless you request an Early Reallocation.

Response:  Confirmed. This disclosure is accurate. A Performance Lock and Early Reallocation may be executed on any Term length, and, in addition, a 3-year or 6-year Term Index Option may lock and then transfer on the next Index Anniversary that occurs on or immediately after the Lock Date, subject in either case to the restrictions noted.
Income Benefit Risks (Pages 25-26)
21.	Please clarify in the fourth paragraph on page 26 that if you have multiple Index Options with different Term End Dates, there may be no date when the Daily Adjustment does not apply.
Response:  Revised as requested.
Risk of Negative Returns (Pages 28-29)
22.	In the first paragraph, please confirm that “such losses could be significant” is appropriate for the AZL Government Money Market Fund, or remove this text.
Response:  We removed “such losses could be significant.”

23.
In the first paragraph following the bullet points at the top of page 29, please clarify the meaning of “the impact” in the following sentence:  “Consequently, the impact of the Cap and Buffer on the Daily Adjustment for a 1-year Term Index Option is greater than it is for Index Options with a Term length of more than 1-year.”

Response:  We revised this paragraph to read as follows:
The Daily Adjustment for Index Options with a Term length of more than 1-year (3-year and 6-year Term Index Options and Early Reallocation to a 1-year Term Index Option) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is greater for Index Options with a Term length of more than 1-year than for 1-year Term Index Options due to the Term length. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Caps and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.
24.	In the last paragraph prior to RISKS ASSOCIATED WITH CALCULATION OF PERFORMANCE CREDITS on page 29, please also discuss the risk of loss being greater because of the proportionate adjustment.
Response:  A withdrawal taken from an Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy Index Option before the Term End Date is deducted from Contract Value dollar for dollar, and deducted proportionately from each Index Option. This is not different than a comparable withdrawal from a traditional variable annuity product, where the withdrawal reduces the contract value dollar for dollar and deducted proportionately from each investment option. We are not aware that the Daily Adjustment’s risk of loss is increased due to the proportionate deduction from Index Options.
Risks Associated with Performance Locks and Early Reallocations (Page 30)
25.
In the second sentence of the third bullet point, the phrase “if you set a lower target your locked Index Option Value could be less than your selected target” is confusing. Please consider including an example. Also, please include discussion of how targets are set.

Response:  We revised the second and third sentences of the third bullet as follows:
This means you will not be able to determine in advance your locked Index Option Value, and it may be higher or lower than it was at the point in time you requested a Performance Lock. If you set a lower target, your locked Index Option Value could be less than your selected target. This means that if you request a Performance Lock your Index Option Value will lock at an unknown future value which may be higher or lower than it was when you requested a Performance Lock. If you set targets, your Index Option Value may lock at a higher value than an upper target you set, or may lock at a lower value than a lower target you set. You may request a Performance Lock or set upper and/or lower targets through your account on our website.

26.
In the sixth bullet point, please clarify that Early Reallocation is available for amounts allocated to all Index Options, subject to certain restrictions as disclosed. Please also add the following to the end of the second sentence: "but each request can involve multiple locked Index Options."

Response:  We revised the sixth bullet point on page 30 as follows:
There are limits on Early Reallocations. We do not accept Early Reallocation requests within 14 calendar days before an Index Anniversary; ~~and~~ you are limited to two Early Reallocation requests each Index Year, but each request can involve multiple locked Index Options. After your second Early Reallocation request in an Index Year, any locked Index Options will remain locked until the next Index Anniversary. These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. This may limit your return potential. Early Reallocation is available for amounts allocated to any Index Option, subject to the restrictions described in this prospectus.
Substitution of an Index and Limitation on Further Risks (Page 31)
27.	Consider adding “Risks Associated with …” to the section heading similar to the preceding risk factors sections.
Response:  Revised as requested.
28.	Please confirm that Allianz Life does not have the ability to reduce the number of Index Options, but only to substitute if an Index is removed.
Response:  The Company cannot remove an Index without simultaneously substituting it. We cannot reduce the number of Index Options on a Contract after it is issued.
29.
In the fourth bullet at the top of page 31, please delete "sole discretion" from the first sentence since it makes the circumstances for substitution meaningless and means the Company can substitute for any reason. This is especially problematic mid-Term. Please also specify all substitution circumstances.

Response:  Revised as requested to delete “sole discretion.” However, the Company cannot specify all circumstances in which a substitution of an Index may be necessary in the future, because such circumstances may be unknown. Once issued, a Contract may be expected to continue for many decades into the future. The Company must maintain flexibility to respond to future unanticipated events. The disclosure referenced describes the known types of events that might require a substitution, but cannot foreclose the possibility of other, unknown events.
30.
In the third sentence of the paragraph following the first bullet point list, please disclose that the combination of Index returns in the event of substitution is based on the Daily Adjustment and the consequences of this. In addition, note that in the Staff's view, as the Index is being substituted for the Company's protection, the Company should really be calculating this as an early termination of the Term.

Response:  If an Index Option is substituted, the combination of returns of the two Indexes would not be based on the Daily Adjustment. If an Index is substituted during a Term, Performance

Credits at the end of the Term will be based on the combination of the previous Index’s returns up to the substitution date, and the new Index’s returns starting on the substitution date to the Term End Date. The Daily Adjustment is not a factor. We also note that an Index substitution could be necessary for the protection of investors, as much as for the protection of the Company.
31.
Please add the following as an additional paragraph after the second bullet point list:  “Similarly, if we substitute an Index on a Term Start Date, the applicable Buffer, Floor, and minimum Trigger Rate, Cap, or Participation Rate will not change.”

Response:  Revised as requested.
32.	Please revise the first two sentences of the paragraph following the second bullet point list as follows:
Changes to Trigger Rates, Caps, and Participation Rates associated with the new Index, if any, may occur at the next regularly scheduled Term Start Date, subject to their respective minimums. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Trigger Rates, Caps, and Participation Rates associated with the new Index, subject to their respective minimums.
Response:  Revised as requested.
33.
In the last sentence of the paragraph following the second bullet point list on page 31, please disclose more clearly that the Company applies a Daily Adjustment when calculating performance with an Index substitution during a Term. See Comment 30.

Response:  As noted in response to Comment 30, above, the Daily Adjustment is not a factor when combining the performance of two Indexes in the event of an Index substitution during a Term. The sentence referred to describes a possible impact on the calculation of the Daily Adjustment on the substitution date due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate); however, the Daily Adjustment, as normal, would only affect an Owner who engaged in a transaction (such as a withdrawal) to which the Daily Adjustment applies, on that date. We added disclosure to this sentence to address this.
Changes to Trigger Rates, Caps and Participation Rates (Page 31)
34.	In the second paragraph of this section, please specify the minimum Trigger Rates, Caps and Participation Rates.
Response:  We revised the first sentence of the second paragraph as follows:  “Subject to their respective minimums, we establish the initial Trigger Rates, Caps, and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date.”
35.	In the second sentence of the third paragraph of this section, please replace “Issue Date” with “date your application is signed,” as follows:

If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date your application is signed, you will receive the initial rates that were available on the date your application is signed.
Response:  While the revised sentence, replacing “Issue Date” with “date your application signed,” would remain technically accurate, we believe that the more salient date for purpose of this disclosure is the Issue Date, because there can be a significant period of time between the date the application is signed and the Issue Date, because the Index Effective Date cannot be prior to the Issue Date, and because the free look period will run from the Issue Date. Therefore, we respectfully decline this comment.
Risks of Deducting Financial Adviser Fees from the Contract (Page 33)
36.	Please revise the fourth sentence of this section as follows:
As such, withdrawals to pay financial adviser fees will be subject to withdrawal charges, will proportionately reduce the Contract Value and Guaranteed Death Benefit Value (perhaps significantly and by more than the amount of the withdrawal), and may be subject to income taxes (including a 10% additional federal tax if you are younger than age 59½).
Response:  We note that withdrawals for financial adviser fees will reduce the Contract Value dollar for dollar. Therefore, we revised this sentence as follows:
As such, withdrawals to pay financial adviser fees will be subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount of the withdrawal), and may be subject to income taxes (including a 10% additional federal tax if you are younger than age 59½).
THE CONTRACT (Pages 34-37)
Financial Advisor Fees (Pages 35-37)
37.
In the third paragraph under Financial Advisor Fees on page 35, please add “but we verify that payments are made in accordance with the fee redemption authorization agreement you submit to us” at the end of the third sentence.

Response:  Revised as requested.
PURCHASING THE CONTRACT (Pages 41-44)
Allocation of Purchase Payments and Contract Value Transfers (Pages 41-43)
38.
In the first sentence of the second paragraph on page 42, please confirm that this language is true if you are invested in an Index Option with 1-year Term. It would seem the exception is only applicable to Index Options with multi-year Terms where the first Index Anniversary is not the Term End Date. Otherwise it might be more accurate to state:

We only allow Index Option Value transfers between Index Options on Term End Dates. However, if you execute a Performance Lock you can transfer out of a locked Index Option to another Index Option on the Index Anniversary that occurs on or immediately after the Lock Date, or on the Business Day we execute your request for an Early Reallocation.
Response:  Confirmed that the original disclosure is correct for any Term length. Please see response to Comment 20, above.
39.	In the third sentence of the first paragraph following the table in the middle of page 42, please replace “Issue Date” with “date your application is signed,” as indicated.
Response:  Please see response to Comment 35, above.
VALUING YOUR CONTRACT (Pages 44-60)
Bar Chart Examples of Crediting Method Performance (Pages 50-54)
40.	We need to see the new Bar Chart Examples.
Response:  The updated Bar Chart Examples are provided in the courtesy copy blackline.
Determining Index Option Values (Pages 54-56)
41.	In the first sentence of the second bullet in the shaded box at the top of page 56, please delete “(if applicable).”
Response:  Revised as requested.
Performance Locks and Early Reallocations (Pages 58-60)
42.
Referring to the paragraph in the middle of page 59, starting “A Performance Lock can be executed …” please revise the second sentence as follows: “We will not execute a Performance Lock on Index Protection Strategy with Trigger or Index Protection Strategy with Cap Index Options if the Daily Adjustment on the applicable date is zero.”

Response:  Revised as requested.
43.
In the eleventh sentence of the same paragraph on page 59, please add “by the dollar amount” as follows:  “However, a locked Index Option Value can decrease by the dollar amount if you take a partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) or when we deduct a Contract fee or expense.”

Response:  Partial withdrawals and Contract fees and expenses are deducted from Index Option Values proportionately. Therefore, this sentence is revised as follows:  “However, if you take a partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) or when we deduct a Contract fee or expense, we deduct these amounts proportionately from the Index Option Values, which will decrease any locked Index Option Value.”
44.
Referring to the first sentence of the second to last paragraph on page 59, please clarify is there more than one way to transfer assets out of a locked Index Option other than by requesting an Early Reallocation?

Response:  As stated in the prior paragraph on page 59, locked Index Option Value is automatically transferred on the next Index Anniversary that occurs on or immediately after the Lock Date.
EXPENSES (Pages 63-68)
Withdrawal Charge (Pages 65-67)
45.	The first and second sentences in the second paragraph under Withdrawal Charge on page 65 are hard to follow. Please revise and/or provide an example.
Response:  We added the following sentence to the end of the prior paragraph at the top of page 65:
For withdrawals that are subject to a withdrawal charge, to pay your requested withdrawal amount we deduct more than the amount you request and apply a withdrawal charge to the Purchase Payments deducted. Please see #3 in the following example.
We then deleted the following sentence from the next paragraph:  “However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge.”
We also replaced the second part of Example #3 on page 60 with the following.
The total amount we withdraw from the second Purchase Payment is $9,620, which is subject to an 8% withdrawal charge, and you receive $8,850. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the
amount you receive, or:
$9,620 x 0.92 = $8,850
BENEFITS AVAILABLE UNDER THE CONTRACT (Pages 74-78)
Standard Benefits (No Additional Charge) – Performance Lock and Early Reallocations (Page 77)
46.	In the second bullet under the Brief Description of Restrictions/Limitations column on page 77, please replace “may” with “must be executed.”
Response:  Revised as requested.
47.
In the eleventh bullet under the Brief Description of Restrictions/Limitations column on page 77, shouldn't this be "unless you execute a Performance Lock and Early Reallocation”? Otherwise, it is not clear whether the disclosure is trying to distinguish between operation of the Performance Lock during a 1-year Term versus the 3-year or 6-year Term Index Options (where a transfer can occur on an Index Anniversary that is not a Term End Date) or that you would need to use an Early Reallocation.

Response:  The disclosure is correct. As discussed in the response to Comment 20, above, Index Option Value can be transferred following a Performance Lock by requesting Early Reallocation for any Term length, and a 3-year or 6-year Term Index Option may lock and transfer on the next

Index Anniversary that occurs on or immediately after the Lock Date. Due to the brief nature of this particular disclosure item, we do not believe that the longer explanation is appropriate here.
48.	Please bold the last three bullets under the Brief Description of Restrictions/Limitations column on page 77.
Response:  Revised as requested.
INCOME BENEFIT (Pages 78 -89)
49.
Referring to the sixth and seventh sentences of the first paragraph under INCOME BENEFIT on page 78, disclose that, once Income Payments start investor’s money gets moved to the Index Protection Strategy(s) Index Options. Also, please confirm and clearly disclose whether ongoing Income Payments are subject to the Daily Adjustment, and Contract fees and expenses (including the withdrawal charge) when paid. We note that this was not an issue on the prior Allianz Index Advantage Income Variable Annuity because the Daily Adjustment did not apply to the Index Protection Strategies.

Response:  As stated in response to Comment 17, the Daily Adjustment does not impact the Income Payment; it can only increase the value from which we deduct the payment. In addition, there are no Contract fees or expenses that we assess when making an Income Payment. We added the following disclosure after the seventh sentence to address Index Option restrictions during the Income Period:
If you have Contract Value in any of the Index Options with the Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy, you must transfer this Contract Value to the Index Options with the Index Protection Strategy with Trigger or Index Protection Strategy with Cap when you request Income Payments.
How the Income Benefit Works (Pages 78-80)
50.	Please delete “generally” from the first sentence of the first paragraph on page 79.
Response:  "Generally" is used due to the guaranteed minimum under the Level Income option. It is possible in periods of extremely low return that this guarantee could come into play. In this case, Income Payments would be based on total Purchase Payments adjusted for withdrawals instead of Contract Value.
During the Income Period (Pages 80-81)
51.	Please confirm whether Income Payments are subject to the Daily Adjustment and withdrawal charges in the last bullet on page 80.
Response:  As stated in response to Comments 17 and 49, the Daily Adjustment does not impact the Income Payment; it can only increase the value from which we deduct the payment. In addition, there are no Contract fees or expenses that we assess when making an Income Payment.
52.	In the first bullet on page 81, please confirm if the Guaranteed Death Benefit Value is the only value that is proportionately reduced by Income Payments. Please make the disclosure clear throughout this section of the prospectus.
Response:  Revised to indicate that Income Payments and Excess Withdrawals also proportionately reduce the Charge Base used to calculate product and rider fees.
53.
Referring to the last bullet point in the list at the top of page 81, please prominently disclose the contingent nature of the Income Payment guarantee throughout this section of the prospectus. For example, Income Payments made while Contract Value is greater than zero are payments made from the Owner's own money, and the chance of Contract Value being reduced to zero and receiving lifetime Income Payments from the Company are minimal.

In addition, in the last sentence of this bullet point, please revise to more clearly state that the Owner no longer receives the increased Income Payment from the Income Multiplier Benefit, but the maximum available Income Payment will continue to be made. Please also specify what the maximum Income Payment will be at this point.
Response:  We added the following as the last bullet point to this list:
Income Payments made while Contract Value is greater than zero are payments made from your own money, and the chance of Contract Value being reduced to zero and receiving lifetime Income Payments from us may be minimal.
The last sentence of the last bullet point in the middle of page 81 is replaced with the following:
If you exercised the Income Multiplier Benefit, it will end on the Income Benefit Anniversary that occurs on or immediately after your Contract Value reduces to zero. This means that you will no longer receive the increased annual maximum Income Payment provided by this benefit; however, you will continue to receive the maximum available Income Payment, which will be less than the amount you previously received under the Income Multiplier Benefit.
We note that the amount of increase provided by the Income Multiplier Benefit to the maximum Income Payment is determined by the income multiplier factor. The value of the income multiplier factor is not static; it can change periodically through the Income Benefit Supplement. Because this is not a static amount, we cannot say exactly how much the maximum Income Payment will decrease when the Income Multiplier Benefit ends, but Income Payments continue.
Requesting Income Payments (Page 81)
54.
In the sixth sentence of the first paragraph under Requesting Income Payments, please clarify that if the Income Benefit Date is not also an Index Option’s Term End Date that Index Option Value is subject to a Daily Adjustment. Also, if an Owner has multiple Index Options with different Term End Dates, there may be no Income Benefit Date when the Daily Adjustment does not apply.

Response:  The last sentence of the first paragraph under Requesting Income Payments is revised as follows:

If you have Contract Value in an Index Option and the Income Benefit Date is not also a Term End Date for that Index Option, we will execute a Performance Lock for that Index Option if it is not locked and then immediately calculate and begin your Income Payments, and in such case the Index Option Value will be subject to the Daily Adjustment. If you have different Term End Dates, there may be no Income Benefit Date you can select without application of at least one Daily Adjustment.
Calculating Your Income Payments (Pages 82-84)
55.	In the first bullet in the shaded box on page 82, please revise as follows:
If you have Contract Value in an Index Option for which the Income Benefit Date is not a Term End Date, we will execute a Performance Lock for that Index Option if it is not locked and then immediately calculate and begin your Income Payments, and in such case the Index Option Value will be subject to the Daily Adjustment. If you have different Term End Dates, there may be no Income Benefit Date you can select without application of at least one Daily Adjustment.
Response: Revised as requested.
56.	In the first paragraph on page 84, please revise the examples to reflect the Daily Adjustment or other charges taken out of the Income Payments and Excess Withdrawals.
Response:  As stated in response to Comments 17, 49, and 51, the Daily Adjustment does not impact the Income Payment; it can only increase the value from which we deduct the payment. This is also true for an Excess Withdrawal. There are also no Contract fees or expenses that we assess when making an Income Payment. Excess Withdrawals, however, are subject to a withdrawal charge as stated in the example on page 84.
Excess Withdrawals (Page 86)
57.	The last sentence of the first paragraph appears to be a repeat of the prior sentence, and it appears to be missing words. Please delete or revise.
Response:  The last two sentences of the first paragraph are replaced with the following:
If the Contract Value is less than $2,000, you cannot request a partial Excess Withdrawal, but you can take a full Excess Withdrawal. If a partial Excess Withdrawal reduces the Contract Value to less than $2,000, we require you to take a full Excess Withdrawal. A full Excess Withdrawal will cause Income Payments to stop and the Contract to end.”
58.
In the Excess Withdrawal Example on page 86, please revise the last sentence of the first paragraph to read as follows:  “Partial Excess Withdrawals also reduce the annual maximum Income Payment by the percentage of Contract Value withdrawn on the next Income Benefit Anniversary.”

Response: Revised as requested.
59.	In the paragraph under the Excess Withdrawal Example table on page 86, please clarify if the death benefit for the Traditional Death Benefit would either be the $95,000 Contract Value or the $85,500 listed in the table above.
Response: $95,000 is correct. For clarity, however, we revised this sentence as follows:
The death benefit is the greater of the Contract Value, or the Guaranteed Death Benefit Value. After the Excess Withdrawal, the death benefit would either be the $95,000 Contract Value under the Traditional Death Benefit (because it is greater than the Guaranteed Death Benefit Value of $85,500), or the $99,750 Guaranteed Death Benefit Value under the Maximum Anniversary Value Death Benefit.
Automatic Annual Income Payment Increases (Pages 87-88)
60.	Please revise these provisions for plain English. They are so complicated we do not feel an investor would understand them.
Response: Revised as requested.
61.	Regarding the Example at the top of page 88, please clarify whether this is showing Level Income or Increasing Income.
Response:  It is showing Increasing Income. For clarity, the header is revised to read:  “Example (Increasing Income)”

Please contact me or Samantha Rawleigh with any questions or comments you may have concerning the enclosed. I can be reached at (763)765-7453, and Ms. Rawleigh at (763)765-5127. Further, we can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
By:     /s/ Erik T. Nelson
Erik T. Nelson
    Associate General Counsel, Senior Counsel